SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

3.1 Basis of consolidation

The financial statements for the year ended December 31, 2020 include the accounts of the Corporation, its wholly-owned subsidiaries, and entities over which the Corporation has control as defined in IFRS 10, all of which also have a December 31 year-end. Entities over which the Corporation has control are presented on a consolidated basis from the date control commences. Control, as defined in IFRS 10 for purposes of determining the consolidated basis of financial statement presentation exists when the Corporation is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power and rights in respect of the entity. All of the consolidated entities were under control, as defined in IFRS 10 for purposes of determining the consolidated basis of financial statement presentation, during the entirety of the periods for which their respective results of operations were included in the consolidated statements. All intercompany balances and transactions are eliminated on consolidation. The Corporation’s consolidated subsidiaries are listed below, and are owned 100% by the Corporation unless otherwise noted:

Subsidiaries	State of operation	Purpose
Ayr Wellness Inc.	Canada	Parent Company
CSAC Holdings Inc.	NV	Corporate - Holding Company
CSAC Acquisition Inc. (2)	NV	Corporate - Holding Company
Sira Naturals, Inc. (3)	MA	Cultivation, Production, and Retail
CannaPunch of Nevada LLC	NV	Production
LivFree Wellness, LLC (1)(4)	NV	Managed Services - Retail
Washoe Wellness, LLC (1)(5)	NV	Managed Services - Cultivation and Production
The Canopy NV LLC (6)	NV	Managed Services - Retail
DocHouse, LLC	PA	Cultivation and Production
CannTech PA, LLC (7)	PA	Cultivation, Production, and Retail
(1)

Entered into an Equity Purchase Agreement with CSAC Acquisition, Inc. pending regulatory approval for the license transfers by the Nevada Cannabis Compliance Board. The Corporation has control, as defined in IFRS 10 for purposes of determining the consolidated basis of financial statement presentation, and provides operational and service support to licensed cannabis companies. All intercompany balances and transactions are eliminated for consolidation.

(2)	CSAC Acquisition Inc. includes wholly-owned subsidiaries:
a.

Holding entities - CSAC Acquisition MA Corp, CSAC Acquisition NJ Corp, CSAC Acquisition PA Corp (“CSAC PA”), CSAC Acquisition AZ Corp, Ayr NJ LLC, CSAC LLC, CSAC Ohio LLC, CSAC-LivFree LLC, CSAC-Washoe Wellness, LLC, CSAC-The Canopy LLC.

i.	CSAC-Washoe Wellness, LLC includes a wholly-owned subsidiary DWC Investments, LLC.
b.	Payroll entities - Mercer Strategies PA, LLC, Parker Solutions PA, LLC.
c.	Real estate entity - Parker RE MA, LLC,
(3)	Sira Naturals, Inc includes a whole-owned subsidiary Parker Solutions MA, LLC.
(4)	LivFree includes a wholly-owned subsidiary BP Solutions LLC.
(5)	Washoe includes wholly-owned subsidiaries Klymb Project Management, Inc, Tahoe-Reno Botanicals, LLC, Tahoe-Reno Extractions, LLC.
(6)	Canopy includes wholly-owned subsidiaries Kynd-Strainz, LLC and Lemon Aide, LLC.
(7)	CSAC Acquisition PA Corp. is the parent company of CannTech PA, LLC (“CannTech PA”).

Revenue

3.2 Revenue

IFRS 15 – Revenue from contracts with customers (“IFRS 15”) specifies how and when revenue should be recognized based on a five-step model, which is applied to all contracts with customers. The pattern and timing of revenue recognition is consistent with prior year practice. The Corporation’s accounting policy for revenue recognition under IFRS 15 is to follow a five-step model to determine the amount and timing of revenue to be recognized:

•	Identifying the contract with a customer
•	Identifying the performance obligations within the contract
•	Determining the transaction price
•	Allocating the transaction price to the performance obligations
•	Recognizing revenue when/as performance obligation(s) are satisfied.

In some cases, judgment is required in determining whether the customer is a business or the end consumer. This evaluation is made on the basis of whether the business obtains control of the product before transferring to the end consumer. Control of the product transfers at a point in time either upon shipment to or receipt by the customer, depending on the contractual terms. In determining the appropriate time of sale, the Corporation takes into consideration a) the Corporation’s right to payment for the goods or services; b) customer’s legal title; c) transfer of physical possession of the goods; and d) timing of acceptance of goods.

Revenue is recognized based on the sale of cannabis for a fixed price when control is transferred. The amount recognized reflects the consideration that the Corporation expects to receive taking into account any variation that is expected to result from rights of return. Dispensary revenue is recognized at the point of sale while wholesale revenue is recognized once Ayr transfers the significant risks and rewards of ownership of the goods and does not retain material involvement associated with ownership or control over the goods sold.

Cash	3.3 Cash The Corporation considers all investments with original maturities of three months or less, that are highly liquid and readily convertible into cash, to be cash equivalents.
Business combination

3.4 Business combination

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The Corporation measures goodwill as the fair value of the consideration transferred, including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount of the identifiable assets and liabilities assumed, all measured as of the acquisition date.

Consideration transferred includes the fair value of the assets transferred (including cash), the liabilities incurred by the Corporation on behalf of the acquiree, any contingent consideration and any equity interests issued by the Corporation. Transaction costs, other than those associated with the issuance of debt or equity securities that the Corporation incurs in connection with a business combination, are expensed as incurred.

The acquisition date is the date when the Corporation obtains control of the acquiree. Contingent consideration is measured at its acquisition date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as a liability is re-measured at subsequent reporting dates in accordance with the criteria and guidance provided under IFRS with corresponding gain or loss recorded in the statements of loss and comprehensive loss.

Inventory

3.5 Inventory

Cannabis inventory at retail, work-in-process, and raw materials are initially valued at the weighted average cost and subsequently measured at the lower of cost and net realizable value. Inventories of harvested cannabis are transferred from biological assets at their fair value at the point of harvest, which becomes the initial deemed cost. Any subsequent post-harvest costs, including direct costs such as materials, labor, and depreciation expense on equipment attributable to processing and related overheads, are capitalized to inventory to the extent that cost is less than net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs to sell. The Corporation reviews inventories for obsolete, redundant and slow-moving goods and any such inventories identified are written down to net realizable value.

Biological assets

3.6 Biological assets

The Corporation’s biological assets consist of cannabis plants, from the date of initial cutting from mother plants, which are not yet harvested. While the Corporations’ biological assets are within the scope of IAS 41 – Agriculture, the direct and indirect costs of cultivating and producing biological assets are determined using an approach similar to the capitalization criteria outlined in IAS 2 – Inventories. They include the direct cost of seeds and growing materials as well as other direct costs such as utilities and supplies used in the growing process. Indirect labor for individuals involved in the growing and quality control process is also included, as well as depreciation on production equipment, the building portion associated with the growing space, and the right-of-use asset associated with the cultivation and production facilities. All direct and indirect costs of cultivating and producing biological assets are capitalized as they are incurred, and they are subsequently recorded on the statements of loss and comprehensive loss in the year that the related product is sold. Unrealized fair value gain on growth of biological assets are recorded in a separate line on the face of the statements of loss and comprehensive loss. Biological assets are measured at their fair values less costs to sell up to the point of harvest in the statements of financial position, which becomes the initial cost of harvested cannabis.

Mother plants grown for the purpose of taking cuttings in order to grow more quantities of the same plants. Mother plants are critical to the success of the business and, once mature, are held solely to create cuttings for production over their useful lives. Costs attributed to the growing of mother plants are included in cost of goods sold.

Property, plant, and equipment ("PPE")

3.7 Property, plant, and equipment (“PPE”)

PPE is stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of PPE consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided at rates calculated to write off the cost of PPE, less their estimated residual value, using the straight-line method over the following expected useful lives:

•	Land – not depreciated
•	Buildings – 39 years
•	Leasehold improvements – the shorter of the useful life or life of the lease
•	Furniture and fixtures – 5 to 7 years
•	Office equipment – 3 to 5 years
•	Machinery and equipment – 5 to 15 years
•	Auto and trucks – 5 years
•	Assets under construction – not depreciated

An item of PPE is derecognized upon disposal, when held for sale or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the statements of loss and comprehensive loss.

Assets under construction are transferred to the appropriate asset class when available for use and depreciation of the assets commences at that point of time.

The Corporation conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for PPE and any changes arising from the assessment are applied by the Corporation prospectively.

Where an item of PPE comprises major components with different useful lives, the components are accounted for as separate items of PPE. Expenditures incurred to replace a component of an item of PPE that is accounted for separately, including major inspection and overhaul expenditures are capitalized.

Intangible assets

3.8 Intangible assets

(a)	Goodwill

The Corporation measures goodwill as the fair value of the consideration transferred, including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount of the identifiable assets and liabilities assumed, all measured as of the acquisition date. Goodwill is allocated to the Cash Generating Units (“CGU” or “CGUs”) which are expected to benefit from the synergies of the combination. CGUs have been grouped for purposes of impairment testing. Impairment losses recognized in respect of a CGU, being the excess over the CGUs carrying value allocated to the assets in the CGU, are first allocated to the carrying value of goodwill and indefinite life intangibles and any excess is allocated to the carrying amount of assets in the CGU. Impairment testing is performed annually by the Corporation or more frequently, if events or changes in circumstances indicate that they might be impaired. Management makes estimates during impairment testing as judgment is required to determine indicators of impairment and estimates are used to measure impairment losses. The recoverable amount, as defined in Note 3.9, of goodwill is determined by using discounted future cash flows, which incorporates assumptions regarding future events, growth rates and discount rates.

(b)	Finite life intangible assets

Intangible assets are recorded at cost, less accumulated amortization and impairment losses. Amortization is recorded on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. Intangible assets, which include licences/permits, right-to-use licenses, host community agreements, and trade name/brand have useful lives of 15,  15,  15, and 5 years, respectively. Such assets are tested annually for impairment, or more frequently, if events or changes in circumstances indicate that they might be impaired. The estimated useful lives, residual values, and amortization methods are reviewed at each year-end, and any changes in estimates are accounted for prospectively.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized to the extent development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Corporation intends to and has sufficient resources to complete development and to use or sell the product or asset. Other development expenditures will be expensed as incurred. No development costs have been capitalized to date.

Impairment of non-financial assets

3.9 Impairment of non-financial assets

At each financial reporting date, the Corporation reviews the carrying amounts of its tangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, or when annual impairment testing for an asset is required, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Corporation estimates the recoverable amount of the CGU to which the assets belong.

The recoverable amount is the higher of fair value less the costs to sell and value in use. In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal (“FVLCD”), recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies, discounted cash flows, or other available fair value indicators.

If the recoverable amount of an asset (or CGU) is estimated to be less than it’s carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized at that time.

Where an impairment loss subsequently reverses, the carrying amount of the asset (CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized.

Goodwill and intangible assets with indefinite useful lives are allocated to CGUs for purposes of impairment testing. An impairment test is performed by determining the recoverable amount of the CGU to which the goodwill or intangible assets with indefinite useful lives relates. The recoverable amount of a CGU or individual asset is the higher of its value in use and its FVLCD. Where the recoverable amount is less than the carrying amount, an impairment loss is recognized in the statements of loss and comprehensive loss. Impairment losses recognized on goodwill are not reversed in subsequent periods.

Goodwill is allocated to the CGUs, which are the lowest level that generate cash flows independent of another. The Corporation determined its CGUs are separated by state and type of operation, including cultivation, production and retail. As the CGUs benefit from synergies of a related business combination at the state level, goodwill is grouped and tested at the state level.

Leases

3.10 Leases

The Corporation assesses whether a contract is or contains a lease, at inception of a contract. Leases are recognized as a right-of-use asset and corresponding liability at the commencement date. Each lease payment included in the lease liability is apportioned between the repayment of the liability and a finance cost. The finance cost is recognized in net finance costs in the statements of loss and comprehensive loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period. Lease liabilities include the net present value of fixed payments (including in-substance fixed payments), variable lease payments that are based on an index or a rate or subject to a fair market value renewal, amounts expected to be payable by the lessee under residual value guarantees, the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option. The Corporation allocates the consideration in the contract to each lease component on the basis of the relative standalone price of the lease component and the aggregate stand-alone price of the non-lease components. The lease liability is net of lease incentives receivable. The lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the lessee’s incremental borrowing rate. The period over which the lease payments are discounted is the reasonably certain lease term, including renewal options that the Corporation is reasonably certain to exercise. Renewal options are included in a number of leases across the Corporation.

Payments associated with short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis in the statements of loss and comprehensive loss. Short-term leases are leases with a lease term of 12 months or less. Variable lease payments that do not depend on an index or a rate or are not subject to a fair market value renewal are expensed as incurred and recognized in statements of loss and comprehensive loss.

Right-of-use assets are measured at cost which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term or the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Corporation expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

Equity investments

3.11 Equity investments

An associate is an entity over which the Corporation exercises significant influence. Significant influence is the power to participate in the financial and operating policy of the investee but without control or joint control over those policies. Interests in associates are accounted for using the equity method and are initially recognized at cost. Subsequent to initial recognition, the carrying value of the Corporation’s interest in an associate is adjusted for the Corporation’s share of income or loss and distributions of the investee. The carrying value of associates is assessed for impairment at each statement of financial position date. Significant influence is presumed if the Corporation holds between 20% and 50% of the voting rights, unless evidence exists to the contrary.

Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Investees in which the Corporation has joint control and rights to the net assets thereof, are defined as joint ventures. Joint ventures are also accounted for under the equity method.

Non-controlling interests

3.12 Non-controlling interests

Equity interests owned by parties that are not shareholders of the Corporation are considered non-controlling interests. The share of net assets attributable to non-controlling interests are presented as a component of equity while the share of net income or loss is recognized in equity. Changes in Ayr’s ownership interest that do not result in a loss of control are accounted for as equity transactions. As of December 31, 2020 and 2019, the Corporation does not have any non-controlling interests.

Borrowing costs

3.13 Borrowing costs

Borrowing costs directly attributable to the acquisition or construction of a qualifying asset are capitalized. Qualifying assets are those that require a minimum of twelve months to prepare for their intended use.

Derivatives

3.14 Derivatives

The Corporation evaluates all of its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then revalued at each reporting date, with changes in the fair value reported in the Corporation’s financial statements. In calculating the fair value of derivative liabilities, the Corporation uses a valuation model when level 1 inputs are not available to estimate fair value at each reporting date (see Note 19). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the financial statements date.

Loss per share

3.15 Loss per share

The basic loss per share is computed by dividing the net loss by the weighted average number of shares outstanding, including Subordinate Voting Shares, multiple voting shares of the Corporation (“Multiple Voting Shares”), and Exchangeable Shares (as defined below), during the period. The diluted loss per share reflects the potential dilution of shares by adjusting the weighted average number of shares outstanding to assume conversion of potentially dilutive shares, such as Warrants, restricted stock units (RSUs), Rights, and contingent shares. The “treasury stock method” is used for the assumed proceeds upon the exercise of the Exchangeable Shares and Warrants that are used to purchase Subordinate Voting Shares at the average market price during the period. If the Corporation incurs a net loss during a reporting period, the calculation of fully diluted loss per share will not include potentially dilutive equity instruments such as restricted Warrants, RSUs, Rights and contingent shares, therefore, basic loss per share and diluted loss per share will be the same.

Stock-based payments

3.16 Stock-based payments

(a) Stock-based payment transactions

Certain employees (including directors and senior executives) of the Corporation receive a portion of their remuneration in the form of stock-based payment transactions, whereby employees render services as consideration for equity instruments (“equity settled transactions”).

Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued. In situations where equity instruments are issued to non-employees and some or all of the fair value of the good or service received by the Corporation as consideration cannot be specifically identified, they are measured at fair value of the stock-based payment.

The costs of equity-settled transactions with employees are measured by reference to the fair value of the stock price at the date on which they are granted, using an appropriate valuation model. The value of the transaction is expensed through the vesting period.

The costs of equity-settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (the “vesting date”).

The cumulative expense is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Corporation’s best estimate of the number of equity instruments that will ultimately vest. The income or loss for a period represents the movement in cumulative expense recognized as of the beginning and end of that period and the corresponding amount is represented in contributed surplus. At the end of each reporting period, the Corporation re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of the revisions in the statements of loss and comprehensive loss.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original terms of the award are met. An additional expense is recognized for any modification which increases the total fair value of the stock-based payment arrangement or is otherwise beneficial to the employee as measured at the date of modification. Where an award is cancelled by the Corporation or the counterparty, any remaining element of the fair value of the award is derecognized at that time through the statements of loss and comprehensive loss.

The dilutive effect of outstanding options is reflected as additional dilution in the computation of earnings per share.

(b) Warrants

The Corporation measures the fair value of Warrants issued using the quoted price as the Warrants are publicly traded. As the number of shares to be issued by the Corporation upon exercise of the Warrants is not fixed and fail the “fixed-for-fixed” criteria for equity classification, the Warrants have been classified as derivative liabilities to be measured at FVTPL. When Warrants are exercised, they are valued at their fair value on date of extinguishment plus cash proceeds.

Provisions

3.17 Provisions

Provisions are recognized when the Corporation has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

Financial instruments

3.18 Financial instruments

Recognition and initial measurement

Financial assets and financial liabilities, including derivatives, are recognized when the Corporation becomes a party to the contractual provisions of a financial instrument or non-financial derivative contract. All financial instruments are measured at fair value on initial recognition. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities, other than financial assets and financial liabilities classified as FVTPL (as defined below), are added to or deducted from the fair value on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities classified as FVTPL are recognized immediately in the statements of loss and comprehensive loss.

Classification and subsequent measurement

The Corporation classifies financial assets, at the time of initial recognition, according to the Corporation’s business model for managing the financial assets and the contractual terms of the cash flows. Financial assets are classified in the following measurement categories:

a)	amortized cost (“AC”);
b)	fair value through profit or loss (“FVTPL”); and
c)	fair value through other comprehensive income (“FVTOCI”).

Financial assets are subsequently measured at amortized cost if both the following conditions are met and they are not designated as FVTPL: a) the financial asset is held within a business model whose objective is to hold financial assets to collect contractual cash flows; and b) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These assets are subsequently measured at amortized cost using the effective interest rate method, less any impairment, with gains and losses recognized in the statements of loss and comprehensive loss in the period that the asset is derecognized or impaired. All financial assets not classified as amortized cost as described above are measured at FVTPL or FVTOCI depending on the business model and cash flow characteristics. The Corporation has no financial assets measured at FVTOCI.

Financial liabilities are subsequently measured at amortized cost using the effective interest rate method with gains and losses recognized in the statements of loss and comprehensive loss in the period that the liability is derecognized, except for financial liabilities classified as FVTPL.

Refer to Note 19 for the classification and fair value (“FV”) level of financial instruments.

Impairment of financial instruments – Expected credit losses (“ECL”)

For all financial assets recorded at amortized cost, the Corporation applies the simplified approach to provide expected credit losses prescribed by IFRS 9, which requires the use of the lifetime expected loss provision for all accounts receivable based on the Corporation’s historical default rates over the expected life of the accounts receivable and is adjusted for forward-looking estimates. The methodologies and assumptions, including, but not limited to, any forecasts of future economic conditions, credit ratings, and macro-economic factors, are reviewed regularly.

All individually significant loans receivable are assessed for impairment. All individually significant loans receivable found not to be specifically impaired are then collectively assessed for impairment. Loans receivables not individually significant are collectively assessed for impairment by grouping together loans receivable with similar risk characteristics.

ECL are calculated as the product of the probability of default, exposure at default and loss given default over the remaining expected life of the receivables. No ECL has been recorded by the Corporation as all receivables are expected to be collected and are not significant.

Derecognition

The Corporation derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are recognized in the statements of loss and comprehensive loss.

The Corporation derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the statements of loss and comprehensive loss.

Foreign currency transactions

3.19 Foreign currency transactions

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statements of loss and comprehensive loss.

The results and financial position of an entity that has a functional currency different from the presentation currency is translated into the presentation currency as follows:

•	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position; and
•

income and expenses for each statement of loss are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated as the rate on the dates of the transactions).

Effect of translation differences are accumulated and presented as a component of equity under accumulated other comprehensive (loss) income.

Taxation

3.20 Taxation

The current income tax expense is based on taxable income for the period. Income tax payable is based on the income tax expense from the current and prior periods that has not been remitted. Taxable income differs from “Loss before income tax” as reported in the statements of loss and comprehensive loss because of items of income or expenses that are taxable or deductible in other years and items that are never taxable or deductible. Current income tax represents the expected income taxes recoverable (or payable) on taxable income for the period using income tax rates enacted or substantively enacted at the end of the reporting period and factors in any adjustments arising from prior years.

As the Corporation operates in the cannabis industry, it is subject to the limits of Internal Revenue Code (“IRC”) Section 280E under which the Corporation is only allowed to deduct expenses included as cost of goods sold. This results in permanent book/tax differences for ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss.

Deferred taxes are accounted for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax bases. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates in effect for the period in which those differences are expected to be recovered or settled.

The effect of a change in tax rates on deferred tax assets and liabilities is recognized in net loss in the year that includes the substantive enactment date. A deferred tax asset is recognized initially when it is probable that future taxable income will be sufficient to use the related tax benefits and may be subsequently reduced, if necessary, to the extent that it is no longer probable that future taxable profits will be available. A deferred tax expense or benefit is recognized in accumulated other comprehensive (loss) income or otherwise directly in equity to the extent that it relates to items that are recognized in accumulated other comprehensive (loss) income or directly in equity in the same or a different period.

Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Corporation reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.

IFRIC Interpretation 23, Uncertainty over Income Tax Treatments, provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. As of December 31, 2020, the Corporation has completed an assessment for circumstances in which there is uncertainty over income tax treatments and has not recorded any uncertain tax positions.

Significant accounting judgments and estimates

3.21 Significant accounting judgments and estimates

The application of the Corporation’s accounting policies requires management to use estimates and judgments that can have a significant effect on the revenues, expenses, assets and liabilities recognized, and disclosures made in the financial statements.

Management’s best estimates concerning the future are based on the facts and circumstances available at the time estimates are made. Management uses historical experience, general economic conditions and assumptions regarding probable future outcomes as the basis for determining estimates. Estimates and their underlying assumptions are reviewed periodically, and the effects of any changes are recognized at that time. Actual results could differ from the estimates used.

The global pandemic outbreak of the novel strain of coronavirus (“COVID‑19”) has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, store closures, self-imposed quarantine periods and social distancing, may cause material disruption to businesses globally resulting in an economic slowdown. COVID‑19 has cast uncertainty on the assumptions used by management in making its judgments and estimates. While cannabis has generally been deemed an essential business the regulators in Massachusetts and Nevada placed material restrictions on cannabis sales during the middle of 2020. The full extent of the impact that COVID‑19, including government and/or regulatory responses to the outbreak, will have on the Corporation is highly uncertain and difficult to predict at this time. Accordingly, there is a higher level of uncertainty with respect to management’s judgments and estimates.

The following areas require management’s critical estimates and judgments:

(a)	Business combination

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Corporation obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards, where IFRS provides exceptions to recording the amounts at fair value.

Goodwill represents the difference between total consideration paid and the fair value of the net identifiable assets acquired. Acquisition costs incurred are expensed to total expenses. Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions.

Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 with the corresponding gain or loss recognized in net loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Judgment is applied in determining whether an acquisition is a business combination or an asset acquisition by considering the nature of the assets acquired and the processes applied to those assets, or if the integrated set of assets and activities is capable of being conducted and managed for the purpose of providing a return to investors or other owners.

(b)	Biological assets and inventory

In calculating the value of the biological assets and inventory, management is required to make a number of estimates, including estimating the stage of growth of the cannabis up to the point of harvest, net realizable value, harvesting costs, selling costs, average or expected selling prices and list prices, expected yields for the cannabis plants, oil conversion, and impairment factors. In calculating final inventory values, management compares the inventory costs to estimated net realizable value.

(c)	Estimated useful lives and depreciation of property, plant and equipment

Depreciation of PPE is dependent upon estimates of useful lives, which are determined through the exercise of judgments. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions.

(d)	Valuation, estimated life and impairment of intangible assets and goodwill

Management uses significant judgment in determining the fair value of intangible assets and goodwill, estimating the useful lives and impairment. Intangible assets that have indefinite useful lives are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

The Corporation uses judgment in determining the grouping of assets by identifying CGUs for purposes of testing for impairment of goodwill and intangible assets. The Corporation’s estimate of CGUs or a group of CGUs recoverable amount based on value in use involves estimating future cash flows before taxes. Future cash flows are estimated based on multi-year extrapolation of the most recent historical actual results and budgets are calculated by discounting the final year in perpetuity.

(e)	Goodwill impairment

When determining the recoverable amount of the CGU or CGUs to which goodwill is allocated, the Corporation relies on a number of factors, including historical results, business plans, forecasts and market data. Changes in the conditions for these judgments and estimates can significantly affect the recoverable amount.

(f)	Leases

Each capitalized lease is evaluated to determine if the Corporation would exercise any of the renewal options offered. Several material factors are considered in determining if the renewal options would be exercised, such as length of the renewal, renewal rate, and ability to transfer locations. When measuring lease liabilities, the Corporation used discounted lease payments using a weighted-average rate in the range of 9.8% to 15.0% per annum. The weighted-average rate is based on the internal borrowing rate, which relies on judgments and estimates.

(g)	Provisions and contingent liabilities

When the Corporation is more likely than not to incur an outflow of resources to settle an obligation and the amount can be reasonably estimated, a contingent liability is recorded. The contingent liability is recorded at management’s best estimates of the expenditure required to settle the obligation at period end, discounted to the present value, if material.

(h)	Financial instruments

To determine the fair value of financial instruments, the Corporation develops assumptions and selects certain methods to perform the fair value calculations. Various methods considered include but are not limited to: (a) assigning the value attributed to the transaction at the time of origination; (b) re-measuring the instrument if it requires concurrent fair value measurement; and (c) valuing the instrument at the issuance value less any amortized costs. As judgment is a factor in determining the value and selecting a method, as well as, the inherent uncertainty in estimating the fair value, the valuation estimates may be different.

Application of the option pricing model requires estimates in expected dividend yields, expected volatility in the underlying assets and the expected life of the financial instruments. These estimates may ultimately be different from amounts subsequently realized, resulting in an overstatement or understatement of net loss and comprehensive loss.

(i)	Expected credit loss

Management determines ECL by evaluating individual receivable balances and considering customers’ financial condition and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded as income when received. All receivables are expected to be collected within one year of the year end.

(j)	Income taxes

In assessing the probability of realizing income tax assets, management makes estimates related to the expectation of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that the tax positions taken will be sustained upon examination by applicable tax authorities.

Change in accounting policy (2019)

3.22 Change in accounting policy (2019)

Pursuant to completion of the Qualifying Transaction as explained in Note 1 to the financial statements, on May 24, 2019, the Corporation elected to change the presentation currency of its financial statements from CDN$ to US$, effective with the financial statements for the three and six months ended June 30, 2019.

The Board of Directors believe that US$ financial reporting provides more relevant presentation of the Corporation’s financial position, funding and treasury functions, financial performance and cash flows.

A change in presentation currency represents a change in accounting policy in terms of IAS 8 – Accounting Policies,

Changes in Accounting Estimates and Errors, requiring the restatement of comparative information.

In accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates, the methodology followed in restating historical financial information from CDN$ to US$ is listed in Note 3.19.

The closing rate used in translating the historical financial information from CDN$ to US$ as of December 31, 2018 was $0.7330.

Change in accounting standards

3.23 Change in accounting standards

Adoption of IFRS 16 – Leases (applied in 2019)

The Corporation adopted IFRS 16 on January 1, 2019. IFRS 16 introduced a single on-balance sheet accounting model for lessees which replaced IAS 17 - Leases (“IAS 17”). Leasing activity for the Corporation typically involves the leases of land or buildings to operate cannabis dispensaries, processing or cultivation facilities or corporate offices.

The Corporation previously classified leases as either operating or finance leases from the perspective of the lessee. Under IFRS 16, the Corporation recognizes right-of-use assets and lease liabilities for most leases. The Corporation adopted IFRS 16 using the modified retrospective cumulative catch-up approach beginning on January 1, 2019. Under this approach, the Corporation did not restate its comparative amounts and recognized a right-of-use asset equal to the present value of the future lease payments. The Corporation elected to apply the practical expedient to only transition contracts which were previously identified as leases under IAS 17, and also elected to not recognize right-of-use assets and lease liabilities for leases of low-value assets or short-term leases.

Adoption of IFRS 3 - Business combinations

The Corporation adopted IFRS 3 on January 1, 2020. IFRS 3 provides clarification on the definition of a business. The amendments permit a simplified assessment to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The Corporation applied the new standards to the transactions entered into during the year.

Adoption of IAS 1 and 8 - Presentation of financial statements

The Corporation adopted IAS 1 and 8 on January 1, 2020. IAS 1 and 8 provide clarification on the definition of materiality and how it should be applied. The amendments also align the definition of material across International Financial Reporting Standards and other publications. There was no impact on the financial statements.

Standards and interpretations issued in the current period but not yet effective

There are no new standards issued but not yet effective as of December 31, 2020, that have a material impact to the Corporation’s financial statements